Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings per share
The following table presents our basic and diluted earnings per share:

	Year Ended December 31,
(€ thousands, except per share data)	2024	2023	2022
Numerator:
Net loss	€(23,698)	€(164,476)	€(127,218)

Denominator:
Weighted average shares of Class A and Class B common stock outstanding:
Basic	349,622	344,937	357,551
Diluted	349,622	344,937	357,551

Net loss per share:
Basic	€(0.07)	€(0.48)	€(0.36)
Diluted	€(0.07)	€(0.48)	€(0.36)